Loans portfolio	12 Months Ended
Dec. 31, 2018
Loans portfolio
Loans portfolio

C3.3   Loans portfolio

(a)   Overview of loans portfolio

Loans are accounted for at amortised cost net of impairment except for:

–Certain mortgage loans which have been designated at fair value through profit or loss of the UK and Europe insurance operations as this loan portfolio is managed and evaluated on a fair value basis; and

–Certain policy loans of the US insurance operations that are held to back liabilities for funds withheld under reinsurance arrangements and are also accounted on a fair value basis.

The amounts included in the statement of financial position are analysed as follows:

	31 Dec 2018 £m				31 Dec 2017 £m
	Mortgage	Policy	Other		Mortgage	Policy	Other
	loans*	loans†	loans‡	Total	loans*	loans†	loans‡	Total
Asia
With-profits	—	727	65	792	—	613	112	725
Non-linked shareholder-backed	156	226	203	585	177	216	199	592
US
Non-linked shareholder-backed	7,385	3,681	—	11,066	6,236	3,394	—	9,630
UK and Europe
With-profits	2,461	3	1,389	3,853	2,441	4	1,823	4,268
Non-linked shareholder-backed	1,655	—	59	1,714	1,681	—	37	1,718
Other operations	—	—	—	—	—	—	109	109
Total loans securities	11,657	4,637	1,716	18,010	10,535	4,227	2,280	17,042

*       All mortgage loans are secured by properties.

†      In the US £2,783 million (31 December 2017: £2,512 million) policy loans are backing liabilities for funds withheld under reinsurance arrangements and are accounted for at fair value through profit or loss. All other policy loans are accounted for at amortised cost, less any impairment.

‡      Other loans held in UK with-profits funds are commercial loans and comprise mainly syndicated loans.

(b)   Additional information on US mortgage loans

In the US, mortgage loans are all commercial mortgage loans that are secured by the following property types: industrial, multi-family residential, suburban office, retail or hotel. The average loan size is £14.0 million (2017: £12.6 million). The portfolio has a current estimated average loan to value of 53 per cent (2017: 55 per cent).

Jackson had no mortgage loans where the contractual terms of the agreements had been restructured at the end of both 2018 and 2017.

(c)   Additional information on UK mortgage loans

The UK with-profits fund invests in an entity that holds a portfolio of buy-to-let mortgage loans. The vehicle financed its acquisitions through the issue of debt instruments, largely to external parties, securitised upon the loans acquired. These third-party borrowings have no recourse to any other assets of the Group and the Group’s exposure is limited to the amount invested by the UK with-profits fund.

By carrying value, £1,237 million of the £1,655 million (31 December 2017: £1,267 million of £1,681 million) mortgage loans held by the UK shareholder-backed business relates to lifetime (equity release) mortgage business which has an average loan to property value of 33 per cent (31 December 2017: 31 per cent).